Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for loan losses	$ 13,581	$ 13,372
Net unrealized losses in other comprehensive income	5,878	1,680
Deferred compensation expense	3,489	3,460
Dividend income	605	946
Interest income on nonaccrual loans	341	599
Goodwill amortization	(3,979)	(3,223)
Depreciation and amortization	(3,934)	(3,601)
Other	329	1,350
Net deferred tax assets	$ 16,310	$ 14,583